EXPLANATORY NOTE

The sole purpose of this filing is to file revised after-tax performance information for the Hamlin High Dividend Equity Fund, as electronically filed with the SEC pursuant to Rule 497(e) under the Securities Act of 1933, as amended, on March 24, 2020 (SEC Accession No. 0001398344-20-006620), in interactive data format.